EMPLOYEE BENEFITS - Other retirement and termination benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Retirement and termination benefits
EMPLOYEE BENEFITS
Total obligation	R$ 14,319	R$ 16,790